Equity (Tables)	12 Months Ended
Mar. 31, 2018
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Summary of Movement of Number of Shares and Share Capital

The movement of number of shares and share capital is as follows:

	Year ended March 31,
	2018								2017							2016
	Ordinary shares				‘A’ Ordinary shares				Ordinary shares			‘A’ Ordinary shares				Ordinary shares			‘A’ Ordinary shares
	No. of shares	(In millions)			No. of shares	(In millions)			No. of shares	(In millions)		No. of shares	(In millions)			No. of shares	(In millions)		No. of shares	(In millions)

Shares at the beginning	2,887,348,428	Rs.	5,775.2		508,502,291	Rs.	1,017.0		2,887,203,602	Rs.	5,774.8	508,476,704	Rs.	1,017.0		2,736,713,122	Rs.	5,473.8	481,966,945	Rs.	964.0
Shares issued pursuant to Rights issue	—		—		—		—		—		—	—		—		150,490,480		301.0	26,509,759		53.0
Shares issued #	266		0.00	*	80		0.00	*	144,826		0.4	25,587		0.0	*	—		—			—

Shares at the end	2,887,348,694	Rs.	5,775.2		508,502,371	Rs.	1,017.0		2,887,348,428	Rs.	5,775.2	508,502,291	Rs.	1,017.0		2,887,203,602	Rs.	5,774.8	508,476,704	Rs.	1,017.0

		US$	88.6			US$	15.6

#	Out of shares held in abeyance - Rights issue of 2001, 2008 and 2015.
*	Amounts less than Rs. 50,000